SIGNIFICANT ACCOUNTING POLICIES - Use of Estimates (Details)	Dec. 31, 2018	Dec. 31, 2017
Non-current receivables | Minimum
Receivables and payables valued at amortized cost
Discount rates used to determine the discounted cash flow	29.00%
Non-current receivables | Maximum
Receivables and payables valued at amortized cost
Discount rates used to determine the discounted cash flow	40.00%
U.S. dollars | Intangible assets
Receivables and payables valued at amortized cost
Discount rates used to determine the discounted cash flow	9.66%
U.S. dollars | Non-current receivables
Receivables and payables valued at amortized cost
Discount rates used to determine the discounted cash flow	8.32%	13.00%
Guaranies | Trade receivables
Receivables and payables valued at amortized cost
Discount rates used to determine the discounted cash flow	9.00%	9.80%
Guaranies | Financial Debt
Receivables and payables valued at amortized cost
Discount rates used to determine the discounted cash flow	8.32%	8.83%